Note 1 - Nature of Operations (Details) - CAD	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Disclosure Text Block [Abstract]
Net Income (Loss) Attributable to Parent	CAD (10,143,577)	CAD (7,436,388)	CAD (3,856,353)
Retained Earnings (Accumulated Deficit)	CAD (63,016,019)	CAD (52,872,442)